Other Compensation Costs - Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award (Details) - USD ($) $ in Millions	Feb. 28, 2026	Jan. 15, 2026	Feb. 28, 2025	Feb. 29, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Target Value	$ 11.1		$ 14.2	$ 16.4
Share-based compensation arrangement by share-based payment award, equity instruments other than options, share-based liabilities paid		$ 8.7
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Weighting	0.00%		25.00%	50.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Weighting	100.00%		75.00%	50.00%